Document and Entity Information Statement	3 Months Ended
	Mar. 31, 2014	May 05, 2014
Document and Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1
Trading Symbol	NGHC
Entity Registrant Name	National General Holdings Corp.
Entity Central Index Key	0001578735
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		93,344,400